Expense Example, No Redemption {- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-10 - Fidelity Advisor® Global Equity Income Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Global Equity Income Fund-Class A
Expense Example, No Redemption:
1 Year	$ 705
3 Years	1,081
5 Years	1,503
10 Years	2,675
Fidelity Advisor Global Equity Income Fund-Class M
Expense Example, No Redemption:
1 Year	507
3 Years	946
5 Years	1,432
10 Years	2,770
Fidelity Advisor Global Equity Income Fund-Class C
Expense Example, No Redemption:
1 Year	213
3 Years	770
5 Years	1,377
10 Years	3,016
Fidelity Advisor Global Equity Income Fund - Class I
Expense Example, No Redemption:
1 Year	112
3 Years	444
5 Years	819
10 Years	1,872
Class Z
Expense Example, No Redemption:
1 Year	97
3 Years	401
5 Years	748
10 Years	$ 1,727